Financial risk - Maximum exposure amount (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Assets [abstract]
Total cash and cash equivalents	$ 1,241,586	$ 1,253,052	$ 863,812
Loans and receivables, gross	6,763,020
Assets	9,283,910	8,038,111	6,288,898
Liabilities [abstract]
Borrowings	(4,416,511)	(3,304,178)	(1,966,271)	$ (3,118,396)
Liabilities	(8,214,563)	(7,046,321)	$ (5,250,978)
Currency risk [member]
Assets [abstract]
Total cash and cash equivalents	5,569	1,594
Loans and receivables, gross	301,765	222,747
Assets	307,334	224,341
Liabilities [abstract]
Borrowings	(306,603)	(224,384)
Liabilities	(306,603)	(224,384)
Risk exposure associated with instruments sharing characteristic	$ 731	$ (43)
Brazil, Brazil Real | Currency risk [member]
Exposure to currency risk
Closing foreign exchange rate	5.29	5.57
Assets [abstract]
Total cash and cash equivalents	$ 26	$ 0
Loans and receivables, gross	0	0
Assets	26	0
Liabilities [abstract]
Borrowings	0	0
Liabilities	0	0
Risk exposure associated with instruments sharing characteristic	$ 26	$ 0
Euro Member Countries, Euro | Currency risk [member]
Exposure to currency risk
Closing foreign exchange rate	1.07	1.14
Assets [abstract]
Total cash and cash equivalents	$ 53	$ 7
Loans and receivables, gross	0	0
Assets	53	7
Liabilities [abstract]
Borrowings	0	0
Liabilities	0	0
Risk exposure associated with instruments sharing characteristic	$ 53	$ 7
Japan, Yen | Currency risk [member]
Exposure to currency risk
Closing foreign exchange rate	130.96	115.15
Assets [abstract]
Total cash and cash equivalents	$ 4	$ 1
Loans and receivables, gross	0	0
Assets	4	1
Liabilities [abstract]
Borrowings	0	0
Liabilities	0	0
Risk exposure associated with instruments sharing characteristic	$ 4	$ 1
Colombia, Pesos | Currency risk [member]
Exposure to currency risk
Closing foreign exchange rate	4,854.37	4,072.94
Assets [abstract]
Total cash and cash equivalents	$ 9	$ 21
Loans and receivables, gross	0	0
Assets	9	21
Liabilities [abstract]
Borrowings	0	0
Liabilities	0	0
Risk exposure associated with instruments sharing characteristic	$ 9	$ 21
Mexico, Pesos | Currency risk [member]
Exposure to currency risk
Closing foreign exchange rate	19.50	20.46
Assets [abstract]
Total cash and cash equivalents	$ 5,439	$ 1,531
Loans and receivables, gross	301,765	222,747
Assets	307,204	224,278
Liabilities [abstract]
Borrowings	(306,603)	(224,384)
Liabilities	(306,603)	(224,384)
Risk exposure associated with instruments sharing characteristic	601	(106)
Other Currencies | Currency risk [member]
Assets [abstract]
Total cash and cash equivalents	38	34
Loans and receivables, gross	0	0
Assets	38	34
Liabilities [abstract]
Borrowings	0	0
Liabilities	0	0
Risk exposure associated with instruments sharing characteristic	$ 38	$ 34